Intangible assets - Schedule of Reconciliation of Changes in Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	$ 1,757	$ 1,406
Additions to intangible assets	337	1,768
Amortization expense	(726)	(759)
Impairment on intangible assets	(1,120)	(658)
Impaired asset retirement adjustment		0
Disposals adjustment	0
Ending balance	248	1,757
Cost
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	55,081	59,582
Additions to intangible assets	337	1,768
Amortization expense	0	0
Impairment on intangible assets	(11,885)	0
Impaired asset retirement adjustment		6,269
Disposals adjustment	40,923
Ending balance	2,610	55,081
Accumulated depreciation and impairment reserves
Reconciliation of Changes in Intangible assets [Roll Forward]
Beginning balance	(53,324)	(58,176)
Additions to intangible assets	0	0
Amortization expense	726	759
Impairment on intangible assets	10,765	(658)
Impaired asset retirement adjustment		(6,269)
Disposals adjustment	(40,923)
Ending balance	$ (2,362)	$ (53,324)